Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	Feb. 28, 2021	Feb. 29, 2020
Income Statement [Abstract]
General and administration expenses	$ 300	$ 400	$ 1,950	$ 5,516
Net loss from operations and before income taxes	(300)	(400)	(1,950)	(5,516)
Provision for income taxes	0	0	0	0
Net Loss	$ (300)	$ (400)	$ (1,950)	$ (5,516)
Loss per common share: Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of Common Shares Outstanding: Basic and Diluted	11,490,000	11,490,000	11,490,000	11,490,000